Fair Value of Financial Instruments - Schedule of Fair Value of Financial Assets (Detail) (Fair Value, Inputs, Level 1 [Member], Fair Value, Measurements, Recurring [Member], USD $)
In Thousands, unless otherwise specified
Dec. 31, 2014
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value of financial assets	$ 100,000
Money Market Funds [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value of financial assets	$ 100,000